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                                  UNITED STATES                    ------------------------------
                       SECURITIES AND EXCHANGE COMMISSION                    OMB APPROVAL
                             Washington, D.C. 20549                ------------------------------
                                                                   OMB Number:       3235-0456
                                                                   Expires:      July 31, 2006
                                                                   Estimated average burden
                                                                   hours per response....... 2
                                   FORM 24F-2                      ------------------------------
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
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1 . Name and address of issuer:
                              Cohen & Steers Equity Income Fund, Inc.
                              757 Third Avenue
                              New York, NY 10017

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2. The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



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3. Investment Company Act File Number:
                              811-8287
   Securities Act File Number:
                              333-30919

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4(a). Last day of fiscal year for which this Form is filed:
                              December 31, 2003

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). Check box if this is the last time the issuer will be filing this Form.


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        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2393 (6-02)




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5.  Calculation of registration fee:
              (i) Aggregate sale price of securities sold during the fiscal year
                  pursuant to section 24(f):                                                                     $654,987,422
                                                                                                                 ------------

             (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                                                                                $(136,107,898)
                                                                                                                -------------

            (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
                  11, 1995 that were not previously used to reduce registration
                  fees payable to the Commission:                                                                        $(0)
                                                                                                                         ---

             (iv) Total available redemption credits [add Item 5(ii) and 5(iii):                               $(136,107,898)
                                                                                                               -------------

              (v) Net sales - If Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                                                         $518,879,524
                                                                                                                ------------

             (vi) Redemption credits available for use in future years                                                   $(0)
                  - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                           ---

            (vii) Multiplier for determining registration fee (See
                  Instruction C.9):                                                  x                            $0.0001267
                                                                                                                  ----------

           (viii) Registration fee due [multiply Item 5(v) by Item
                   5(vii)] (enter '0' if no fee is due):                             =                            $65,742.04
                                                                                                                  ----------
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6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

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7. 'Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                     +                               $     0
                                                                                                                     -------
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8.  Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:
                                                                                     =                            $65,742.04
                                                                                                                  ----------

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                                                                                              March 18, 2004
          Method of Delivery:
                              X Wire Transfer
                                Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*                  /s/ Adam Derechin
                              --------------------------------------------------
                              Name

                                              Vice President
                              --------------------------------------------------
                              Title
         Date  March 18, 2004

  *Please print the name and title of the signing officer below the signature.